Segment Results (Tables)	6 Months Ended
Jun. 30, 2013
Segment Results [Abstract]
Schedule of Segment Results

	Three months ended June 30, 2013		Six months ended June 30, 2013		June 30, 2013
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,761	$787	$13,510	$1,610	$334,239
Commercial banking	3,981	1,008	7,868	2,053	520,104
Trust	2,183	330	4,168	506	4,520
Investment/Parent	(829)	(1,055)	(1,592)	(2,043)	166,221
Total	$12,096	$1,070	$23,954	$2,126	$1,025,084

	Three months ended June 30, 2012		Six months ended June 30, 2012		June 30, 2012
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,697	$786	$13,400	$1,627	$336,726
Commercial banking	3,650	1,301	7,244	2,547	464,209
Trust	1,975	246	3,952	498	4,376
Investment/Parent	(668)	(901)	(1,210)	(1,675)	191,791
Total	$11,654	$1,432	$23,386	$2,997	$997,102